UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                     Form 13F

                                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,
1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                                           [ ] adds new holdings
                                                                  entries.
Institutional Investment Manager Filing this Report.

Name:    Meadow Walk Limited Partnership
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-5808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory of Barberry Corp., General Partner
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner         New York, New York              11/12/99
[Signature]                                 [City, State]                 [Date]

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[X]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


         Form 13F File Number               Name

         28-2662                                              Barberry Corp.




































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